GOING CONCERN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GOING CONCERN
Net Income (Loss)	$ (26,871,234)	$ (1,845,170)	$ (23,738,837)
Cash flow from operating activity	(1,520,419)	2,259,466	$ 1,601,481
Cash and cash equivalents	1,480,528	3,316,062
Short-term investments	1,326,241	2,554,319
Current liabilities	6,424,204	6,467,631
Advances from customers	$ 754,837	$ 841,250
Bank borrowings term	1 year